Share-based compensation	12 Months Ended
Dec. 31, 2020
Share-based compensation
Share-based compensation

26.  Share-based compensation

(a)  JOYY’s share-based awards

(i)    Restricted Share Units

On September 16, 2011, the board of directors of the Company approved the 2011 Share Incentive Scheme which include share options, restricted share units and restricted shares. In October 2012, the board of directors of the Company resolved that the maximum aggregate number of Class A common shares which may be issued pursuant to all awards under the 2011 Share Incentive Scheme shall be 43,000,000 plus an annual increase of 20,000,000 on the first day of each fiscal year, or such lesser amount of Class A common shares as determined by the board of directors of the Company.

During the years ended December 31, 2018, 2019 and 2020, the Company granted restricted share units to employees of  11,977,794, 16,114,095 and  62,770,405, respectively, pursuant to the 2011 Share Incentive Plan.

The following table summarizes the restricted share units activity for the years ended December 31, 2018, 2019 and 2020:

		Weighted
	Number of	average
	restricted	grant-date
	shares	fair value (US$)

Outstanding, December 31, 2017	30,874,144	4.4969

Granted	11,977,794	4.7052
Forfeited	(5,115,304)	4.6843
Vested	(12,507,000)	3.6776

Outstanding, December 31, 2018	25,229,634	4.9639

Granted	16,114,095	3.0005
Forfeited	(6,381,786)	4.7840
Vested	(7,848,811)	4.7427

Outstanding, December 31, 2019	27,113,132	3.9034

Granted	62,770,405	3.6059
Forfeited	(10,312,521)	3.9198
Vested	(6,918,126)	4.3045

Outstanding, December 31, 2020	72,652,890	3.6059

Expected to vest as of December 31, 2020	69,119,313	3.5939

For the years ended December 31,2018,2019 and 2020, the Company recorded share-based compensation of RMB197,434, RMB107,977 and RMB325,788  in relation to continuing operations using the graded-vesting attribution method.

As of December 31, 2020, total unrecognized compensation expense relating to the restricted share units was RMB1,114,731. The expense is expected to be recognized over a weighted average period of 1.58 years using the graded-vesting attribution method.

26.  Share-based compensation

(a)  JOYY’s share-based awards (continued)

(ii)   Restricted Shares

In connection with the acquisition of Bigo in March 2019, the Group issued common shares to replace Bigo’s share incentive scheme.

There are mainly three types of vesting schedule under Bigo’s share incentive scheme, which are: i) 50% of the share-based awards will be vested after 24 months of the grant date and the remaining 50% will be vested in two equal installments over the following 24 months, ii) share-based awards will be vested in four equal installments over the following 48 months, and iii) share-based awards will be vested in three equal installments over the following 36 months. After the acquisition, Bigo’s share incentive scheme are replaced by JOYY’s restricted shares of 38,042,760 without change in vesting terms. The post-acquisition share-based compensation expenses are recognized over the remaining vesting period after the acquisition date.

In addition, the Company granted additional restricted shares to employees of 4,541,086 during the year ended December 31, 2020.

The following table summarizes the restricted shares activity for the years ended December 31, 2018, 2019 and 2020:

		Weighted
	Number of	average
	restricted	grant-date fair
	shares	value (US$)

Outstanding, December 31, 2018	—	—

Replacement due to acquisition of Bigo	38,042,760	3.6100
Granted	16,041,327	3.4750
Forfeited	(7,279,877)	3.6302
Vested	(8,599,959)	3.6608

Outstanding, December 31, 2019	38,204,251	3.5267

Granted	4,541,086	3.9739
Forfeited	(4,554,972)	3.5287
Vested	(11,770,000)	3.6290

Outstanding, December 31, 2020	26,420,365	3.5577

Expected to vest as of December 31, 2020	23,362,211	3.5635

For the year ended December 31, 2019 and 2020, the Company recorded share-based compensation for restricted shares in relation to continuing operations of RMB364,907 and RMB267,962 using the graded-vesting attribution method.

As of December 31, 2020, total unrecognized compensation expense relating to the restricted shares was RMB219,226. The expense is expected to be recognized over a weighted average period of 1.69 years using the graded-vesting attribution method.

26.  Share-based compensation (continued)

(a)  JOYY’s share-based awards (continued)

(iii)  Share options

Pre-2009 Scheme Options

Before the adoption of the Employee Equity Incentive Scheme (the “2009 Incentive Scheme”), 12,705,700 and 8,499,050 share options were granted to employees through individually signed share option agreements, to acquire common shares of Duowan BVI on a one-to-one basis on January 1, 2008 and 2009 respectively. In addition, on January 1, 2008, 3,832,290 share options were granted to one non-employee for the provision of consulting services to the Group (collectively defined as “Pre-2009 Scheme Options”).

The vesting of the Pre-2009 Scheme Options has already been completed before January 1, 2016. As of December 31, 2018, all outstanding, vested and exercisable share options have been exercised.

2011 Share Incentive Scheme

Grant of options

During the year ended December 31, 2019 and 2020, the Company granted 438,100 and nil share options to employees, pursuant to the 2011 Share Incentive Scheme.

Vesting of options

There are three types of vesting schedule, which are: i) options will be vested in three equal installments over the following 36 months, ii) 50% of the options will be vested after 24 months of the grant date and the remaining 50% will be vested in two equal installments over the following 24 months, and iii) 50% of the options will be vested after 24 months of the grant date and the remaining 50% will be vested in one installments over the following 12 months.

Movements in the number of share options granted and their related weighted average exercise prices are as follows:

			Weighted
		Weighted	average	Aggregate
		average	remaining	intrinsic
	Number of	exercise	contractual life	value
	options	price (US$)	(years)	(US$)

Outstanding, January 1, 2018	—	—	—	—
Granted	10,934,300	4.7025

Outstanding, December 31, 2018	10,934,300	4.7025	5.29	—
Granted	438,100	3.5350
Forfeited	(1,065,000)	4.5225

Outstanding, December 31, 2019	10,307,400	3.8069	5.45	—

Outstanding, December 31, 2020	10,307,400	3.8069	4.45	—

Expected to vest as of December 31, 2020	10,307,400	3.8069	4.45	3,669
Exercisable as of December 31, 2020	3,233,650	4.4016	4.83	387

Forfeitures are estimated at the time of grant. If necessary, forfeitures are revised in subsequent periods if actual forfeitures differ from those estimates.

26.  Share-based compensation (continued)

(a)  JOYY’s share-based awards (continued)

(iii)  Share options (continued)

The aggregate intrinsic value in the table above represents the difference between the Company’s common shares as of December 31, 2019 and 2020 and the exercise price. The total intrinsic value was nil due to the higher exercise price compared to the Company’s common shares as of December 31, 2018 and 2019 and the exercise price.

For the year ended December 31, 2018, 2019 and 2020, the Company recorded share-based compensation in relation to continuing operations of RMB22,760, RMB49,154 and RMB38,686 using the graded vesting attribution method.

The Company has used binomial option-pricing model to determine the fair value of the share options as of the grant dates. Key assumptions are set as below:

2019
Weighted average fair value per option granted	1.7582
Weighted average exercise price	3.5350
Weighted average Risk-free interest rate (1)	1.82%
Expected term (in year) (2)	6
Expected volatility (3)	56%
Dividend yield (4)	—
(1)	The risk-free interest rate of periods within the contractual life of the share option is based on US Treasury Bonds of similar tenor at the valuation dates.
(2)	The expected term is the contract life of the option.
(3)	Expected volatility is estimated based on the average of historical volatilities of the Company at the valuation dates.
(4)	The Company has no history or expectation of paying dividend on its common shares before December 31,2019. The expected dividend yield was estimated based on the Company’s expected dividend policy over the expected term of the option.

(b)  Other share-based awards

For the years ended December 31, 2018, 2019 and 2020, the Company recorded share-based compensation expense of RMB7,940, RMB4,038 and RMB3,540 for other share-based compensation.